INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING EQUITY METHOD - Summary financial information of associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 2,114,859,467	$ 2,199,109,747	$ 2,209,361,024
Total liabilities	1,301,626,117	1,356,939,720	1,357,826,724
Net sales	1,848,878,619	1,777,459,320	1,877,394,256
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	(80,360)	$ (262,582)	$ (2,327,829)
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	74,308,406
Total liabilities	36,654,412
Net sales	49,924,142
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 2,405,060
Date of end of reporting period of financial statements of associate	Dec. 31, 2017
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 111,697,833
Total liabilities	54,000,005
Net sales	52,507,920
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (1,541,788)
Date of end of reporting period of financial statements of associate	Dec. 31, 2017
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 10,851,460
Total liabilities	35
Net sales	(137,002)
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (137,002)
Date of end of reporting period of financial statements of associate	Dec. 31, 2017
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 473,226
Net sales	469,509
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 469,509
Date of end of reporting period of financial statements of associate	Dec. 31, 2017
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 282,895,158
Total liabilities	79,689,080
Net sales	198,216,570
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (157,266)
Date of end of reporting period of financial statements of associate	Dec. 31, 2017
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 88,327,243
Total liabilities	11,407,361
Net sales	3,345,146
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 1,927,448
Date of end of reporting period of financial statements of associate	Dec. 31, 2017
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 48,190,779
Total liabilities	4,594,308
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ (248,532)
Date of end of reporting period of financial statements of associate	Nov. 30, 2017